Company information - Combined transaction (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions								6 Months Ended		12 Months Ended
	Jul. 09, 2026 EUR (€) € / shares shares	Jun. 12, 2026 EUR (€) € / shares shares	Jun. 12, 2026 EUR (€) € / shares shares	Jun. 05, 2026 $ / € € / shares shares	Jun. 02, 2026 EUR (€) € / shares shares	Jun. 02, 2026 USD ($) $ / shares shares	Jun. 01, 2026 EUR (€) $ / €	Jun. 30, 2026 EUR (€) $ / € € / shares shares	Jun. 30, 2025 EUR (€) $ / € shares	Dec. 31, 2025 EUR (€) $ / €	Jan. 23, 2026 € / shares	Jan. 14, 2026 € / shares	Jul. 18, 2024 EUR (€)	May 16, 2022 EUR (€)
Company information
Proceeds from issuance of shares								€ 103,197	€ 57,370
Transaction costs related to capital increase								8,205	7,519
Repayments of borrowings								51,491	€ 1,791
Interest payable								€ 624		€ 5,855
Nominal value | € / shares								€ 0.01
Average exchange rate for the period | $ / €								1.1667	1.0927	1.13
Issue of warrants								€ (303)	€ 58,206
Derivative financial liabilities								€ 13,051		€ 119,385
Exchange rate at the end of period | $ / €								1.1394	1.172	1.175
Equity offering
Company information
Number of shares issued during the period | shares				27,272,727				27,272,727
Nominal value | € / shares				€ 0.01
ADS
Company information
Number of ordinary shares represented by each ADS								1
ADS | Equity offering
Company information
Number of shares issued during the period | shares					27,272,727	27,272,727
Number of ordinary shares represented by each ADS					1
Price per share | (per share)					€ 3.7781	$ 4.4
Proceeds from issuance of shares					€ 103,000	$ 120.0
Transaction costs related to capital increase					7,800	9.1
Net proceeds from issuing shares					95,300	$ 110.9
Exchange rate at the end of period | $ / €				1.164			1.1646
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches
Company information
Number of shares issued during the period | shares									42,488,883
Finance contract with EIB
Company information
Notional amount														€ 50,000
Repayments of borrowings		€ 62,200
Catch-up adjustment to reflect the revised cash flow							€ 5,000	€ (5,000)
Catch-up adjustment arising from unwinding of discount			€ 500					(500)
Finance contract with EIB, first tranche (Tranche A)
Company information
Financial liabilities at amortised cost							27,900			€ 27,900
Interest payable							2,900
Finance contract with EIB, second tranche (Tranche B)
Company information
Financial liabilities at amortised cost							23,100			17,400
Interest payable							€ 2,800
T1 bis BSA Warrants | Tranche I, 2024 Financing arrangement in three tranches
Company information
Nominal value | € / shares												€ 0.01
T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Company information
Nominal value | € / shares											€ 0.01
Number of warrants issued | shares									43,437,036
Lenders' warrants
Company information
Notional amount					9,500
Number of shares per warrant | shares		1	1
Losses on fair value variation								3,475
Exercise price of warrant | € / shares		€ 4.1559	€ 4.1559
Derivative financial liabilities		€ 3,800	€ 3,800					3,500
Lenders' warrants, Tranche A and B
Company information
Notional amount		€ 6,750	6,750		6,750
Number of warrants issued | shares		1,624,196
Lenders' warrants, Tranche C
Company information
Notional amount		€ 2,750	€ 2,750		€ 2,750
Number of warrants issued | shares		661,709
EIB warrants
Company information
Underlying shares | shares		22,700,000
Losses on fair value variation								40,700
Warrant issued at aggregate repurchase price		€ 50,000						50,000
Aggregate carrying amount								0		119,400
Amount of fair value of repurchase and cancelled										€ 74,000
Fair value gains on derivatives								68,500
EIB Warrants Tranche A
Company information
Amount of fair value of repurchase and cancelled								66,300
EIB Warrants Tranche B
Company information
Warrants repurchased and cancelled | shares		700,000
Amount of fair value of repurchase and cancelled								€ 13,700
EIB Warrants Tranche B | Issuance of warrants
Company information
Warrants repurchased and cancelled | shares	2,444,654
Underlying shares | shares	15,700,000
New European Investment Bank Warrants
Company information
Number of shares per warrant | shares								1
Exercise price of warrant | € / shares								€ 0.01
New European Investment Bank Warrants | Issuance of warrants
Company information
Number of warrants issued | shares	15,677,573
Number of shares per warrant | shares	1
Issue of warrants	€ 0
Exercise price of warrant | € / shares	€ 0.01
Subscription price per warrant | € / shares	0.01
Arrangement fee per warrant | € / shares	€ 0.01
2024 Royalty Certificates
Company information
Notional amount													€ 20,100